UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

July 2, 2007 to August 31, 2007

Commission File Number of issuing entity: 333-137587-01

CHASE EDUCATION LOAN TRUST 2007-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-137587

COLLEGIATE FUNDING OF DELAWARE, L.L.C.

(Exact name of depositor as specified in its charter)

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Delaware	13-1812121
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

10304 Spotsylvania Avenue, Suite 100 Fredericksburg, Virginia	22408
(Address of principal executive offices of issuing entity)	(Zip Code)

(212) 270-6000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Floating Rate Class A-1 Notes	☐	☐	☑	________
Floating Rate Class A-2 Notes	☐	☐	☑	________
Floating Rate Class A-3 Notes	☐	☐	☑	________
Floating Rate Class A-4 Notes	☐	☐	☑	________
Floating Rate Class B Notes	☐	☐	☑	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes  ☑            No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On September 28, 2007, a distribution was made to the holders of Chase Education Loan Trust 2007-A notes. The related Quarterly Servicing Report was included as Exhibit 99.1 to the Distribution Report on Form 10-D filed by Chase Education Loan Trust 2007-A on October 9, 2007. Certain information in the Quarterly Servicing Report filed on October 9, 2007 was inaccurate. The revised Quarterly Servicing Report is included as Exhibit 99.1 to this Form 10-D/A.

This Form 10-D/A amends and supersedes in its entirety the Form 10-D of Chase Education Loan Trust 2007-A previously filed on October 9, 2007.

PART II — OTHER INFORMATION

Item 7.	Significant Enhancement Provider Information.

Response to Item 7 is set forth in Section IX of the Amended Quarterly Servicing Report attached as Exhibit 99.1.

Item 9.	Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D/A:

Exhibit 99.1	Amended Quarterly Servicing Report for September 28, 2007 Quarterly Payment Date.

(b)	The exhibits required to be filed by the registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 11, 2008

By:	COLLEGIATE FUNDING OF DELAWARE, L.L.C., the Depositor

By:	/s/ Kenneth E. Bilyeu, Jr.
Name:	Kenneth E. Bilyeu, Jr.
Title:	Treasurer of Collegiate Funding of Delaware, L.L.C.

EXHIBIT INDEX

Exhibit Number	Description
99.1	Amended Quarterly Servicing Report for September 28, 2007 Quarterly Payment Date.